Income Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 917.9	$ 896.8	$ 881.1
Foreign	31.7	74.0	81.3
Income before taxes as reported in the statements of income	$ 949.6	$ 970.8	$ 962.4